As filed with the Securities and Exchange Commission on August 6, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number (811-05037)
Professionally Managed Portfolios
(Exact name of registrant as specified in charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)
Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)
(626) 914-7383
Registrant’s telephone number, including area code
Date of fiscal year end: November 30,
Date of reporting period: May 31, 2010

Item 1. Report to Stockholders.

Stephens Funds®

Semi-Annual Report

May 31, 2010

Small Cap Growth Fund
Mid Cap Growth Fund

Shareholder Letter	2
Expense Example	7
Schedules of Investments	10
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets	26
Financial Highlights	30
Notes to Financial Statements	34
Additional Information	43

Stephens Funds®

Fellow Shareholder:

We are pleased to present this semi-annual report. It contains a brief overview of the past six months ended May 31, 2010 as well as some thoughts about the market going forward. We have also included some specific comments regarding each Fund’s performance.

Market Overview

As the French say, “Plus ça change, plus c’est la même chose”. The more things change, the more they remain the same.

So, the market changes, and the sentiment changes, but the mentality of the players largely remains the same: patterns repeat themselves, group think, and the bipolar fear or greed dynamic.

Over the last two years, we have seen a bit of it all. In just the last six months, the sentiment has gone from “recovery” to “goldilocks recovery” to “soft patch” or even “double dip recession”.

The market continued moving higher until an abrupt reversal in April. The same driving forces for most of 2009 were still in play until then — the stocks that had suffered the most were the ones that had the biggest gains, i.e. a low quality rally. That began to change as the market pulled back and volatility resurfaced. There was a flight to quality. Growth began beating value, and the most profitable, most well capitalized, fastest growers were the best performers.

For the most part, macro concerns were the catalyst to the reversal. The market became more and more concerned about Greece’s sovereign debt. “Contagion” was the word of the day, as fears spread to Spain’s and Portugal’s economies as well. The U.S. Dollar rallied, and yields on Treasuries fell as they once again seemed like a safe haven.

European debt isn’t the only problem. And it served as a reminder that there are numerous clouds looming on the horizon. Chief among which is that it is not clear that the U.S. economy is out of the woods yet. New home sales fell dramatically after the tax credit expired and employment data still looks weak. The burgeoning federal deficit and debt is a concern, and next year’s tax hikes will surely dampen the recovery.

Events in the Middle East and in Asia reminded us that geopolitical risks are ever present. North Korea attacked and sank a South Korean vessel, killing 46 sailors. Tensions are still high between Israel and Iran, as Iran moves forward with its nuclear program.

The oil spill disaster in the Gulf of Mexico will have harmful consequences for years, but today the markets are grappling with the moratorium on drilling and the potential losses to the economies of gulf coast states and the energy industry as a whole.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

The S&P 500® Index was up only 0.40% for the six-month period ended May 31, 2010, while small and mid-cap indexes were up considerably.

Outlook

In our last letter, we noted that while it seemed we were on the road to recovery, there were still uncertainties on the horizon. We also noted that we thought further gains would require improving fundamentals, and that healthy profits from cost-cutting would only last so long. Eventually, in order to show continued improvements, companies will need to grow revenues.

We were a little early in our belief that the market was poised to favor high quality growth stocks, but in the last few months, it was spot on. We also believe that this will not be a short lived phenomenon. The factors we referred to before are still present. The next few quarters will compare against the anniversary of the cost cutting that so many companies enjoyed last year. Real, organic revenue growth is still relatively rare.

Volatility and uncertainty have crept back into the market, and this has forced investors to more carefully consider their appetite for risk. It’s only logical to assume that investors will place a premium on companies with consistent track records and those with improving fundamentals and growth rates. So, we cannot say for sure what absolute returns will be (although we are reminded of Warren Buffett’s quote: “Be fearful when others are greedy, and greedy when others are fearful”), but we believe that our bias towards quality growth stocks will prevail over time.

Stephens Small Cap Growth Fund

For the six-month period ended May 31, 2010, Class A shares of the Stephens Small Cap Growth Fund had a return of 11.22%, excluding sales charges. Over the same period, the Fund’s benchmark, the Russell 2000® Growth Index was up 13.68%.

Consumer stocks continued their stellar performance, living up to their reputation as being “early cyclicals.” The Fund performed well in this sector despite the otherwise low quality bias we saw. IMAX Corp. (IMAX) was once again a top performer, based on new theater rollouts, and a strong box office line up. Ulta Salon Cosmetics & Fragrance Inc. (ULTA) also stood out as it posted strong results.

The Fund’s lack of exposure to Industrials hurt our performance. Some of these very cyclical stocks rebounded on news of an improving economy; however, we had not seen enough compelling evidence on a stock by stock basis to warrant many additions.

Healthcare stocks were not up as much as others in absolute terms, but it was one of the Fund’s best relative strengths. The Fund benefited from merger and acquisition activity, as Dialysis Corp

WWW.STEPHENSFUNDS.COM

Stephens Funds®

of America (DCAI) was acquired for a significant premium. Phase Forward Inc. (PFWD) and Psychiatric Solutions of America (PSYS) also rose on the news of being acquired. Advisory Board Co. (ABCO) was one of the Fund’s top contributors, due to a resumption of growth and a complex industry environment that is driving demand for their services.

The Fund’s largest sector remained Technology. There was merger and acquisition activity here as well: CyberSource Corp. (CYBS), the Fund’s largest holding, was acquired by Visa for a significant premium. We also enjoyed success with some new positions, like Isilon Systems Inc. (ISLN), as their storage solutions continue to gain traction. There were disappointments too; we sold our position in STEC Inc. (STEC), after seeing weak sell-through data, and we eliminated our holdings in EPIQ Systems Inc.

Energy stocks initially performed very well, but were affected by the Deepwater Horizon disaster and subsequent oil leak in the Gulf of Mexico. The lull in activity will present short term challenges for our holdings, however this event is a glaring example that finding new oil supplies is becoming increasingly more difficult. There is no more low hanging fruit. The incremental barrel of oil that our economy demands is either in a capital intensive oil sand, or it is off-shore in deep water and technically very challenging to find and produce. This gives us greater confidence that supply-side constraints will lead to higher oil prices, and that the economics of higher prices eventually flow to the service companies that enable these processes. Our overweight position in Energy worked against us, but our investments were much less affected than those in the benchmark.

Stephens Mid Cap Growth Fund

For the six-month period ended May 31, 2010, Class A shares of the Stephens Mid Cap Growth Fund had a return of 11.44%, excluding sales charges. Over the same period, the Fund’s benchmark, the Russell Mid Cap® Growth Index was up 9.65%.

Consumer stocks were top performers in the mid-cap arena as well, and this was the Fund’s biggest contributor to outperformance. Our discount retailers continued to do well, as consumers are sticking with lower cost alternatives. Additionally, Netflix Inc. (NFLX) was one of our best performing stocks. As technology is revolutionizing the way consumers watch TV and movies, Netflix is clearly the early winner.

Merger and acquisition activity was also present in the mid-cap portion of Healthcare. One of the Fund’s long time holdings, Millipore (MIL), was acquired for a huge premium. In our last letter, we mentioned sticking with Psychiatric Solutions Inc. (PSYS) after several setbacks; that was yet another stock the Fund benefitted due to an impending takeover.

The Fund trailed the benchmark slightly in both Financials and Industrials.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Technology was an area of relative strength. Akamai Technologies Inc. (AKAM) is benefitting from the same trend as Netflix Inc., as they provide the content distribution network to help those massive amounts of data move around the Internet more quickly. ARM Holdings PLC (ARMH) benefitted from a dominating position as the micro processor of the latest high tech phones and tablets.

For Energy stocks, the situation was very similar to that in our small cap fund. Energy stocks initially performed very well, but were affected by the Deepwater Horizon disaster and subsequent oil leak in the Gulf of Mexico. The lull in activity will present short term challenges for our holdings but the future difficulties presented to companies finding new oil gives us greater confidence that supply-side constraints will lead to higher oil prices, and that the economics of higher prices eventually flow to the service companies that enable these processes. Our overweight position in Energy worked against us, but our investments were much less affected than those in the benchmark.

In Closing...

We remained disciplined in our search for the best and fastest growing companies and adherent to the philosophies and investment principles we have followed for years. We believe that the future holds many challenges, but also many opportunities — we will work diligently to seize these opportunities. At Stephens, we firmly believe in investing alongside our clients and each member of the portfolio management team has significant personal investments in our Funds. As ever, we are grateful for the trust you have given us and we look forward to continuing to serve your investment needs.

Your Fellow Shareholder,

Ryan Edward Crane

Past performance is no guarantee of future results.

Opinions expressed are those of Ryan Edward Crane and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Mutual fund investing involves risk. Principal loss is possible. Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than Large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The S&P 500® Index is unmanaged and commonly used to measure performance of U.S. stocks. The Russell 2000® Growth Index is an unmanaged index representing those Russell 2000 Index companies with higher price-to-book ratios and future projected earnings according to the Frank Russell Company. The Russell Midcap® Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 30% of the total market capitalization of the Russell 1000® Index. One cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please refer to the schedule of investments within the report for a complete list of each Fund’s holdings. Current and future portfolio holdings are subject to risk.

This material must be preceded or accompanied by a current prospectus.

Quasar Distributors, LLC, Distributor.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Sector Allocation at May 31, 2010 (Unaudited)

*	Cash Equivalents and other assets less liabilities.

#	Cash Equivalents and liabilities less other assets.
Sector allocations and fund holdings are subject to change at any time and are not a recommendation to buy or sell any security.

Expense Example For the Six Months Ended May 31, 2010 (Unaudited)

As a shareholder of the Stephens Small Cap Growth Fund or the Stephens Mid Cap Growth Fund (each a “Fund” and collectively the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges or loads; and (2) ongoing costs, including investment advisory fees; distribution and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2009 – May 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2% of the net amount of the redemption if you redeem Class A shares less than 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Expense Example For the Six Months Ended May 31, 2010 (Unaudited), Continued

maintenance fee. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Funds and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Expense Example For the Six Months Ended May 31, 2010 (Unaudited), Continued

Stephens Small Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2009 –
	December 1, 2009	May 31, 2010	May 31, 2010*

Class A Actual	$1,000	$1,112	$7.11
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,018	$6.79
Class I Actual	$1,000	$1,114	$5.80
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$5.54

Stephens Mid Cap Growth Fund

			Expenses Paid
	Beginning	Ending	During the Period
	Account Value	Account Value	December 1, 2009 –
	December 1, 2009	May 31, 2010	May 31, 2010**

Class A Actual	$1,000	$1,114	$7.91
Class A Hypothetical (5% annual return before expenses)	$1,000	$1,017	$7.54
Class I Actual	$1,000	$1,115	$6.59
Class I Hypothetical (5% annual return before expenses)	$1,000	$1,019	$6.29

*	Expenses are equal to the Stephens Small Cap Growth Fund’s expense ratio for the most recent six month period of 1.35% (reflecting fee waivers in effect) for Class A shares and 1.10% (reflecting fee waivers in effect) for Class I shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

**	Expenses are equal to the Stephens Mid Cap Growth Fund’s expense ratio for the most recent six month period of 1.50% (reflecting fee waivers in effect) for Class A shares and 1.25% (reflecting fee waivers in effect) for Class I shares, multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

WWW.STEPHENSFUNDS.COM

Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.1%
	Auto Components - 1.2%
50,000	LKQ Corp.*	$921,000

	Biotechnology - 2.1%
10,200	BioMarin Pharmaceutical, Inc.*	199,104
28,300	Cepheid, Inc.*	506,004
10,800	Cubist Pharmaceuticals, Inc.*	232,200
29,500	Myriad Genetics, Inc.*	538,375
3,900	United Therapeutics Corp.*	199,758

		1,675,441

	Capital Markets - 2.1%
7,800	Affiliated Managers Group, Inc.*	558,870
7,800	Greenhill & Co., Inc.	540,462
11,400	Stifel Financial Corp.*	577,638

		1,676,970

	Commercial Banks - 1.4%
38,900	East West Bancorp, Inc.	661,300
12,100	Prosperity Bancshares, Inc.	436,084

		1,097,384

	Commercial Services & Supplies - 7.1%
25,632	Advisory Board Co.*	951,460
20,235	CoStar Group, Inc.*	824,981
17,200	FTI Consulting, Inc.*	735,472
22,600	Portfolio Recovery Associates, Inc*	1,547,196
3,900	Strayer Education, Inc.	936,000
12,700	Team, Inc.*	191,008
20,200	Tetra Tech, Inc.*	457,833

		5,643,950

	Communications Equipment - 2.9%
52,400	Aruba Networks, Inc.*	702,160
17,800	DG FastChannel, Inc.*	755,966

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.1%, CONTINUED
	Communications Equipment - 2.9%, Continued

1,400	F5 Networks, Inc.*	$98,462
27,700	Riverbed Technology, Inc.*	740,421

		2,297,009

	Computers & Peripherals - 2.3%
55,100	Isilon Systems, Inc.*	752,666
25,300	QLogic Corp.*	458,436
26,500	Stratasys, Inc.*	616,390

		1,827,492

	Consumer Finance - 1.5%
35,900	EZCORP, Inc.*	657,329
25,474	First Cash Financial Services, Inc.*	535,718

		1,193,047

	Diversified Consumer Services - 0.8%
7,800	Capella Education Co.*	670,098

	Diversified Financial Services - 1.5%
56,900	Encore Capital Group, Inc.*	1,189,210

	Diversified Telecommunication Services - 0.4%
24,400	Neutral Tandem, Inc.*	327,936

	Electric Services - 0.3%
7,800	Ormat Technologies, Inc.	222,222

	Electrical Equipment - 0.8%
19,500	American Superconductor Corp.*	597,870

	Electronic Equipment & Instruments - 2.4%
9,300	Itron, Inc.*	619,938
15,945	National Instruments Corp.	513,270
19,400	OSI Systems, Inc.*	509,638
9,910	Trimble Navigation Ltd.*	284,714

		1,927,560

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.1%, CONTINUED

	Energy Equipment & Services - 6.3%
10,500	Core Laboratories NV	$1,427,790
13,900	Dril-Quip, Inc.*	677,069
39,600	Helix Energy Solutions Group, Inc.*	431,244
76,108	Key Energy Services, Inc.*	727,593
9,330	Oceaneering International, Inc.*	431,699
13,000	Oil States International, Inc.*	507,520
64,200	Pioneer Drilling Co.*	380,706
15,700	T-3 Energy Services, Inc.*	418,719

		5,002,340

	Food & Staples Retailing - 1.1%
28,640	United Natural Foods, Inc.*	889,272

	Health Care Equipment & Supplies - 6.5%
37,700	Conceptus, Inc.*	629,213
17,760	Gen-Probe, Inc.*	780,729
26,200	Micrus Endovascular Corp.*	452,736
27,500	Neogen Corp.*	707,025
30,080	NuVasive, Inc.*	1,181,242
13,000	Thoratec Corp.*	570,310
37,700	Volcano Corp.*	836,563

		5,157,818

	Health Care Providers & Services - 8.1%
15,500	Amedisys, Inc.*	770,660
55,180	Eclipsys Corp.*	1,056,973
17,500	HMS Holdings Corp.*	949,550
30,400	ICON PLC - ADR*	845,728
23,100	IPC The Hospitalist Company, Inc.*	676,137
44,600	PSS World Medical, Inc.*	1,021,786
14,210	Psychiatric Solutions, Inc.*	460,120
25,955	VCA Antech, Inc.*	676,387

		6,457,341

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.1%, CONTINUED

	Health Care Technology - 3.2%
24,100	athenahealth, Inc.*	$596,716
37,900	Med Assets, Inc.*	859,951
52,121	Medidata Solutions, Inc.*	732,300
4,563	SXC Health Solutions Corp.*	335,654

		2,524,621

	Hotels, Restaurants & Leisure - 2.4%
15,820	BJ’s Restaurants, Inc.*	366,866
14,200	Buffalo Wild Wings, Inc.*	523,980
12,400	Panera Bread Co. - Class A*	1,002,292

		1,893,138

	Household Durables - 0.9%
22,300	Tempur-Pedic International, Inc.*	740,360

	Internet & Catalog Retail - 2.9%
13,600	Blue Nile, Inc.*	637,840
22,000	Shutterfly, Inc.*	508,200
24,026	VistaPrint Ltd.*	1,121,774

		2,267,814

	Internet Software & Services - 4.3%
6,600	Akamai Technologies, Inc.*	262,152
152,500	Art Technology Group, Inc.*	570,350
16,600	Digital River, Inc.*	457,164
20,200	GSI Commerce, Inc.*	568,832
16,900	Mercadolibre, Inc.*	876,603
42,470	Vocus, Inc.*	665,080

		3,400,181

	IT Services - 0.9%
25,000	Echo Global Logistics, Inc.*	328,000
16,731	NCI, Inc.*	367,078

		695,078

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.1%, CONTINUED

	Life Sciences Tools & Services - 1.3%
27,400	Parexel International Corp.*	$611,157
7,200	Techne Corp.	435,960

		1,047,117

	Media - 4.5%
53,000	Ballantyne Strong, Inc.*	434,600
72,012	IMAX Corp.*	1,220,603
102,400	Lions Gate Entertainment Corp.*	696,320
45,200	National CineMedia, Inc.	790,548
48,500	TiVo, Inc.*	438,440

		3,580,511

	Multiline Retail - 0.8%
18,700	Big Lots, Inc.*	660,671

	Oil, Gas & Consumable Fuels - 2.2%
11,800	Arena Resources, Inc.*	387,984
21,400	Carrizo Oil & Gas, Inc.*	379,636
18,100	Tesco Corp.*	203,263
9,300	Whiting Petroleum Corp.*	778,503

		1,749,386

	Pharmaceuticals - 0.4%
7,800	Salix Pharmaceuticals Ltd.*	280,254

	Prepackaged Software - 0.6%
22,550	Blackbaud, Inc.	508,503

	Professional Services - 0.6%
18,700	Acacia Research Corp.*	281,435
7,800	Administaff, Inc.	188,214

		469,649

	Property & Casualty Insurance - 0.7%
23,498	Tower Group, Inc.	514,841

	Road & Rail - 0.3%
12,500	Knight Transportation, Inc.	248,500

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.1%, CONTINUED

	Semiconductor & Related Products - 1.1%
18,100	Aixtron AG - ADR	$487,433
19,478	Monolithic Power Systems, Inc.*	373,783

		861,216

	Semiconductors & Semiconductor Equipment - 7.5%
41,720	ARM Holdings PLC - ADR	448,073
21,100	Atheros Communications, Inc.*	717,400
18,100	Cymer, Inc.*	547,887
15,100	Hittite Microwave Corp.*	690,523
30,400	Intersil Corp.	404,624
15,100	Mellanox Technologies Ltd.*	351,075
44,330	Microsemi Corp.*	686,228
16,900	NetLogic Microsystems, Inc.*	486,213
14,200	Power Integrations, Inc.	482,516
24,370	Varian Semiconductor Equipment Associates, Inc.*	757,663
9,800	Veeco Instruments, Inc.*	374,066

		5,946,268

	Software - 6.4%
24,400	Ansys, Inc.*	1,067,012
27,100	ArcSight, Inc.*	586,986
11,100	Concur Technologies, Inc.*	469,530
8,700	FactSet Research Systems, Inc.	592,035
19,600	MICROS Systems, Inc.*	670,320
26,200	Nuance Communications, Inc.*	446,317
41,333	PROS Holdings, Inc.*	273,211
11,100	Quality Systems, Inc.	655,344
16,000	Sourcefire, Inc.*	330,240

		5,090,995

	Specialty Retail - 5.7%
44,747	Aaron’s, Inc.	894,045
25,700	Aeropostale, Inc.*	712,147
22,399	Citi Trends, Inc.*	763,358
60,300	Pep Boys - Manny, Moe & Jack	743,499

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Small Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 96.1%, CONTINUED
	Specialty Retail - 5.7%, Continued

40,400	Ulta Salon, Cosmetics & Fragrance, Inc.*	$1,033,432
24,100	Zumiez, Inc.*	412,592

		4,559,073

	Trading Companies & Distributors - 0.6%
9,945	MSC Industrial Direct Co., Inc. - Class A	514,554

	TOTAL COMMON STOCKS (Cost $65,714,313)	76,326,690

	SHORT-TERM INVESTMENTS - 3.7%
	Money Market Funds - 3.7%
2,767,178	AIM Liquid Assets Portfolio - Institutional Class, 0.179%[1]	2,767,178
202,253	AIM Short-Term Prime Portfolio - Institutional Class, 0.184%[1]	202,253

		2,969,431

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,969,431)	2,969,431

	TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost $68,683,744)	79,296,121
	Other Assets in Excess of Liabilities - 0.2%	166,618

	TOTAL NET ASSETS - 100.0%	$79,462,739

*	Non-income producing security.
ADR	American Depository Receipt

[1]	7-Day Yield as of May 31, 2010.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.6%
	Aerospace & Defense - 2.2%
6,550	BE Aerospace, Inc.*	$177,636
1,695	Precision Castparts Corp.	197,806

		375,442

	Auto Components - 1.0%
9,100	LKQ Corp.*	167,622

	Beverages - 1.9%
2,837	Brown-Forman Corp. - Class B	157,340
4,300	Hansen Natural Corp.*	167,915

		325,255

	Biological Products - 1.3%
11,000	QIAGEN NV*	231,880

	Biotechnology - 1.6%
800	Alexion Pharmaceuticals, Inc.*	40,024
1,980	Cephalon, Inc.*	116,543
6,250	Myriad Genetics, Inc.*	114,062

		270,629

	Capital Markets - 2.6%
3,030	Affiliated Managers Group, Inc.*	217,099
1,700	Greenhill & Co., Inc.	117,793
3,900	Lazard Ltd.	123,006

		457,898

	Chemicals - 0.6%
1,675	Airgas, Inc.	104,637

	Commercial Banks - 1.4%
2,300	Cullen/Frost Bankers, Inc.	126,224
7,050	East West Bancorp, Inc.	119,850

		246,074

	Commercial Services & Supplies - 3.8%
3,350	DeVry, Inc.	192,592
3,450	FTI Consulting, Inc.*	147,522

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 94.6%, CONTINUED
	Commercial Services & Supplies - 3.8%, Continued

4,150	Stericycle, Inc.*	$243,273
300	Strayer Education, Inc.	72,000

		655,387

	Communications Equipment - 1.9%
4,700	F5 Networks, Inc.*	330,551

	Computers & Peripherals - 0.8%
3,750	NetApp, Inc.*	141,300

	Diversified Financial Services - 0.5%
750	IntercontinentalExchange, Inc.*	87,098

	Electrical Equipment - 0.9%
250	First Solar, Inc.*	28,090
2,300	Roper Industries, Inc.	133,446

		161,536

	Electronic Equipment & Instruments - 3.7%
3,650	Dolby Laboratories, Inc.*	240,936
2,700	Itron, Inc.*	179,982
4,970	National Instruments Corp.	159,984
2,160	Trimble Navigation Ltd.*	62,057

		642,959

	Energy Equipment & Services - 4.6%
1,750	Core Laboratories NV	237,965
3,090	FMC Technologies, Inc.*	179,683
4,060	National-Oilwell Varco, Inc.	154,808
3,350	Noble Corp.	97,385
2,700	Oceaneering International, Inc.*	124,929

		794,770

	Food & Staples Retailing - 1.1%
4,650	Whole Foods Market, Inc.*	188,000

	Health Care Equipment & Supplies - 7.4%
4,285	Gen-Probe, Inc.*	188,369
10,498	Hologic, Inc.*	156,420

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 94.6%, CONTINUED
	Health Care Equipment & Supplies - 7.4%, Continued

4,400	IDEXX Laboratories, Inc.*	$278,256
5,150	Illumina, Inc.*	216,506
5,175	ResMed, Inc.*	325,456
2,400	Varian Medical Systems, Inc.*	120,216

		1,285,223

	Health Care Providers & Services - 5.2%
3,195	Cerner Corp.*	267,453
2,800	Express Scripts, Inc.*	281,680
2,695	Henry Schein, Inc.*	152,025
7,680	VCA Antech, Inc.*	200,141

		901,299

	Hotels, Restaurants & Leisure - 1.9%
950	Chipotle Mexican Grill, Inc.*	135,166
2,400	Panera Bread Co. - Class A*	193,992

		329,158

	Household Durables - 0.9%
4,650	Tempur-Pedic International, Inc.*	154,380

	Insurance - 1.0%
6,780	HCC Insurance Holdings, Inc.	169,975

	Internet & Catalog Retail - 2.4%
2,150	Netflix, Inc.*	238,973
3,900	VistaPrint Ltd.*	182,091

		421,064

	Internet Software & Services - 2.7%
5,900	Akamai Technologies, Inc.*	234,348
2,150	Mercadolibre, Inc.*	111,520
4,400	VeriSign, Inc.*	122,804

		468,672

	IT Services - 5.6%
3,600	Alliance Data Systems Corp.*	254,376
4,610	Cognizant Technology Solutions Corp. - Class A*	230,684

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 94.6%, CONTINUED
	IT Services - 5.6%, Continued

4,855	Global Payments, Inc.	$204,833
11,345	Iron Mountain, Inc.	278,179

		968,072

	Life Sciences Tools & Services - 2.1%
3,730	Covance, Inc.*	196,795
3,450	Life Technologies Corp.*	172,707

		369,502

	Machinery - 0.3%
1,600	AGCO Corp.*	46,032

	Medical Devices - 1.0%
555	Intuitive Surgical, Inc.*	179,137

	Multiline Retail - 1.7%
3,850	Big Lots, Inc.*	136,020
3,850	Family Dollar Stores, Inc.	156,849

		292,869

	Oil, Gas & Consumable Fuels - 4.5%
4,880	Newfield Exploration Co.*	254,053
6,950	Petrohawk Energy Corp.*	133,648
4,050	Range Resources Corp.	182,047
3,660	Southwestern Energy Co.*	137,653
750	Whiting Petroleum Corp.*	62,783

		770,184

	Pharmaceuticals - 0.7%
1,855	Shire PLC - ADR	113,545

	Professional Services - 1.5%
2,850	IHS, Inc.*	147,516
3,600	Verisk Analytics, Inc. - Class A*	108,900

		256,416

	Road & Rail - 0.8%
4,250	J.B. Hunt Transport Services, Inc.	146,753

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 94.6%, CONTINUED

	Semiconductors & Semiconductor Equipment - 7.1%
29,315	ARM Holdings PLC - ADR	$314,843
6,811	ASML Holding NV - ADR	192,479
1,800	Cree, Inc.*	119,466
9,340	Intersil Corp. - Class A	124,315
7,680	Microchip Technology, Inc.	213,888
6,850	NVIDIA Corp.*	90,009
5,275	Varian Semiconductor Equipment Associates, Inc.*	164,000

		1,219,000

	Software - 8.2%
17,620	Activision Blizzard, Inc.	189,415
3,200	Ansys, Inc.*	139,936
2,800	FactSet Research Systems, Inc.	190,540
2,300	McAfee, Inc.*	73,140
9,400	Nuance Communications, Inc.*	160,129
7,640	Red Hat, Inc.*	223,929
2,450	Rovi Corp.*	91,483
3,955	Salesforce.com, Inc.*	342,226

		1,410,798

	Specialty Retail - 7.9%
6,200	Aeropostale, Inc.*	171,802
7,400	CarMax, Inc.*	160,802
4,850	Guess ?, Inc.	184,251
3,400	O’Reilly Automotive, Inc.*	173,468
4,850	Ross Stores, Inc.	254,140
4,550	The TJX Companies, Inc.	206,843
5,750	Urban Outfitters, Inc.*	208,725

		1,360,031

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Mid Cap Growth Fund

Schedule of Investments at May 31, 2010 (Unaudited), Continued

Shares		Value
	COMMON STOCKS - 94.6%, CONTINUED

	Trading Companies & Distributors - 1.8%
2,630	Fastenal Co.	$132,657
3,430	MSC Industrial Direct Co., Inc. - Class A	177,468

		310,125

	TOTAL COMMON STOCKS (Cost $14,975,282)	16,353,273

	SHORT-TERM INVESTMENTS - 5.5%
	Money Market Funds - 5.5%
644,234	AIM Liquid Assets Portfolio - Institutional Class. 0.179%	644,234
317,971	AIM Short-Term Prime Portfolio - Institutional Class, 0.184%	317,971

		962,205

	TOTAL SHORT-TERM INVESTMENTS (Cost $962,205)	962,205

	TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost $15,937,487)	17,315,478
	Liabilities in Excess of Other Assets - (0.1)%	(24,391)

	TOTAL NET ASSETS - 100.00%	$17,291,087

*	Non-income producing security.
ADR	American Depository Receipt

[1]	7-Day Yield as of May 31, 2010.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Assets and Liabilities at May 31, 2010 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
ASSETS
Investments in securities, at value* (Note 2)	$79,296,121	$17,315,478
Cash	—	488
Receivables:
Investment securities sold	117,310	97,331
Fund shares sold	594,665	52,533
Dividends and interest	26,937	9,096
Due from advisor, net	—	2,666
Prepaid expenses	38,741	37,267

Total assets	80,073,774	17,514,859

LIABILITIES
Payables:
Investment securities purchased	320,397	180,902
Fund shares redeemed	213,488	—
Distribution fees	22,307	8,621
Investment advisory fees, net	36,841	—
Administration fees	6,416	3,175
Fund accounting fees	4,494	5,145
Transfer agent fees	4,127	8,496
Custody fees	613	448
Chief Compliance Officer fees	1,240	1,240
Other accrued expenses	1,112	15,745

Total liabilities	611,035	223,772

NET ASSETS	$79,462,739	$17,291,087

COMPONENTS OF NET ASSETS
Paid-in capital	$74,102,629	$19,089,167
Accumulated net investment loss	(327,223)	(78,063)
Accumulated net realized loss on investments	(4,925,044)	(3,098,008)
Net unrealized appreciation on investments	10,612,377	1,377,991

Net assets	$79,462,739	$17,291,087

* Cost of Investments	$68,683,744	$15,937,487

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Assets and Liabilities at May 31, 2010 (Unaudited), Continued

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund
Class A:
Net assets	$39,155,084	$11,347,665
Shares issued and outstanding (unlimited number of shares authorized without par value)	3,871,699	1,165,483

Net asset value, and redemption price per share	$10.11	$9.74

Maximum offering price per share**
(net asset value per share/front-end sales charge) ($10.11/94.75%)	$10.67

$(9.74/94.75%)		$10.28

Class I:
Net assets	$40,307,655	$5,943,422
Shares issued and outstanding (unlimited number of shares authorized without par value)	3,861,532	553,403
Net asset value, offering price, and redemption price per share	$10.44	$10.74

**	On purchases of $25,000 or more the front-end sales charge is reduced.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Operations For the Six Months Ended May 31, 2010 (Unaudited)

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

INVESTMENT INCOME
Income
Dividends (net of $1,168 and $625 foreign withholding tax, respectively)	$82,080	$36,568
Interest	2,132	479

Total investment income	84,212	37,047

EXPENSES (NOTE 3)

Investment advisory fees	255,874	61,548
Transfer agent fees	71,509	39,238
Administration fees	39,103	19,945
Distribution fees	35,194	13,603
Fund accounting fees	28,763	18,572
Registration fees	16,696	14,560
Custody fees	11,652	3,594
Reports to shareholders	11,331	8,925
Audit fees	10,445	10,188
Miscellaneous expenses	4,891	4,807
Chief Compliance Officer fees	3,740	3,740
Trustee fees	2,723	2,422
Legal fees	2,467	2,190
Insurance expense	1,467	1,467
Interest expense	176	—

Total expenses	496,031	204,799
Less fees waived	(84,596)	(88,618)

Net expenses	411,435	116,181

Net investment loss	(327,223)	(79,134)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1,895,977	(618)
Change in unrealized appreciation on investments	4,594,871	1,751,836

Net realized and unrealized gain on investments	6,490,848	1,751,218

Net increase in net assets resulting from operations	$6,163,625	$1,672,084

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets

Stephens Small Cap Growth Fund

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(327,223)	$(449,272)
Net realized gain (loss) on investments	1,895,977	(2,831,048)
Change in unrealized appreciation on investments	4,594,871	15,319,458

Net increase in net assets resulting from operations	6,163,625	12,039,138

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net increase (decrease) in net assets derived from net change in outstanding shares - Class A (a)(b)	14,963,895	(2,825,923)
Net decrease in net assets derived from net change in outstanding shares - Class C (a)(1)	—	(147,570)
Net increase in net assets derived from net change in outstanding shares - Class I (a)	1,922,024	13,619,635

Total increase in net assets from capital share transactions	16,885,919	10,646,142

Total increase in net assets	23,049,544	22,685,280

NET ASSETS

Beginning of period/year	56,413,195	33,727,915

End of period/year	$79,462,739	$56,413,195

Accumulated net investment loss	$(327,223)	$—

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2010		Year Ended
	(Unaudited)		November 30, 2009
Class A	Shares	Value	Shares	Value

Shares sold	2,124,353	$21,961,869	494,093	$3,842,621
Shares redeemed (b)	(680,056)	(6,997,974)	(988,769)	(7,060,378)
Transfer in from Class C (1)	—	—	43,024	391,834

Net increase (decrease)	1,444,297	$14,963,895	(451,652)	$(2,825,923)

(b)	Net of redemption fees of $303 and $2,370, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

	Six Months Ended
	May 31, 2010		Year Ended
	(Unaudited)		November 30, 2009
Class C (1)	Shares	Value	Shares	Value

Shares sold	—	$—	35,639	$266,125
Shares redeemed	—	—	(3,394)	(21,861)
Transfer out to Class A	—	—	(44,546)	(391,834)

Net decrease	—	$—	(12,301)	$(147,570)

	Six Months Ended
	May 31, 2010		Year Ended
	(Unaudited)		November 30, 2009
Class I	Shares	Value	Shares	Value

Shares sold	741,720	$7,700,495	2,578,666	$20,542,282
Shares redeemed	(547,014)	(5,778,471)	(855,978)	(6,922,647)

Net increase	194,706	$1,922,024	1,722,688	$13,619,635

(1)	Effective November 20, 2009, the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund converted the Class C shares into the Class A shares. Class C shares are no longer offered.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS

Net investment loss	$(79,134)	$(110,912)
Net realized loss on investments	(618)	(1,904,517)
Change in unrealized appreciation on investments	1,751,836	5,858,115

Net increase in net assets resulting from operations	1,672,084	3,842,686

CAPITAL SHARE TRANSACTIONS (NOTE 3)

Net increase (decrease) in net assets derived from net change in outstanding shares - Class A (a)(b)	596,383	(471,070)
Net decrease in net assets derived from net change in outstanding shares - Class C (a)(1)	—	(126,845)
Net increase (decrease) in net assets derived from net change in outstanding shares - Class I (a)	833,334	(838,660)

Total increase (decrease) in net assets from capital share transactions	1,429,717	(1,436,575)

Total increase in net assets	3,101,801	2,406,111

NET ASSETS

Beginning of period/year	14,189,286	11,783,175

End of period/year	$17,291,087	$14,189,286

Undistributed net investment Income (loss)	$(78,063)	$1,071

(a)	Summary of capital share transactions is as follows:

	Six Months Ended
	May 31, 2010		Year Ended
	(Unaudited)		November 30, 2009
Class A	Shares	Value	Shares	Value

Shares sold	138,417	$1,343,786	108,817	$813,372
Shares redeemed (b)	(75,823)	(747,403)	(227,423)	(1,590,438)
Transfer in from Class C (1)	—	—	35,201	305,996

Net increase (decrease)	62,594	$596,383	(83,405)	$(471,070)

(b)	Net of redemption fees of $648 and $59, respectively.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Statements of Changes in Net Assets, Continued

	Six Months Ended
	May 31, 2010		Year Ended
	(Unaudited)		November 30, 2009
Class C (1)	Shares	Value	Shares	Value

Shares sold	—	$—	27,425	$185,800
Shares redeemed	—	—	(1,222)	(6,649)
Transfer out to Class A	—	—	(37,194)	(305,996)

Net decrease	—	$—	(10,991)	$(126,845)

	Six Months Ended
	May 31, 2010		Year Ended
	(Unaudited)		November 30, 2009
Class I	Shares	Value	Shares	Value

Shares sold	98,849	$1,057,369	293,576	$2,228,123
Shares redeemed	(18,265)	(224,035)	(373,469)	(3,066,783)

Net increase (decrease)	80,584	$833,334	(79,893)	$(838,660)

(1)	Effective November 20, 2009, the Stephens Small Cap Growth Fund and Stephens Mid Cap Growth Fund converted the Class C shares into the Class A shares. Class C shares are no longer offered.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods

Stephens Small Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2010		November 30,	November 30,	November 30,	November 30,
CLASS A	(Unaudited)		2009	2008	2007	2006(1)

Net asset value, beginning of year/period	$9.09		$6.90	$12.03	$10.55	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.04)		(0.09)	(0.13)	(0.16)	(0.11)
Net realized and unrealized gain (loss) on investments	1.06		2.28	(5.00)	1.64	0.65

Total from investment operations	1.02		2.19	(5.13)	1.48	0.54

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—
From net realized gain	—		—	—	—	—

Total distributions	—		—	—	—	—

Paid-in capital from redemption fess (Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.01

Net asset value, end of year/period	$10.11		$9.09	$6.90	$12.03	$10.55

Total return without sales load.	11.22	% ^	31.74%	(42.64%)	14.03%	5.50	% ^
Total return with sales load.	5.42	% ^	24.86%	(45.67%)	8.09%	0.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year/period (millions)	$39.2		$22.1	$19.8	$39.0	$42.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.60	%+	1.91%	1.69%	1.68%	1.62	%+
After fees waived and expenses absorbed	1.35	%+	1.50%	1.50%	1.50%	1.46	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.35	%)+	(1.59%)	(1.36%)	(1.36%)	(1.25	%)+
After fees waived and expenses absorbed	(1.10	%)+	(1.18%)	(1.17%)	(1.18%)	(1.09	%)+
Portfolio turnover rate	23	% ^	35%	43%	51%	70	% ^

(1)	Fund commenced operations on December 1, 2005.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Small Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2010		November 30,	November 30,	November 30,	November 30,
CLASS I	(Unaudited)		2009	2008	2007	2006(1)

Net asset value, beginning of period/year	$9.37		$7.09	$12.34	$10.80	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.04)		(0.06)	(0.04)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	1.11		2.34	(5.21)	1.55	0.83

Total from investment operations	1.07		2.28	(5.25)	1.54	0.80

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—
From net realized gain	—		—	—	—	—

Total distributions	—		—	—	—	—

Paid-in capital from redemption fees (Note 2)	—		—	0.00 *	—	—

Net asset value, end of period/year	$10.44		$9.37	$7.09	$12.34	$10.80

Total return	11.42%		32.16%	(42.54%)	14.26%	8.00	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$40.3		$34.4	$13.8	$9.1	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	1.35	%+	1.65%	1.46%	1.43%	1.41	%+
After fees waived and expenses absorbed	1.10	%+	1.25%	1.25%	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.10	%)+	(1.33%)	(1.00%)	(1.11%)	(1.23	%)+
After fees waived and expenses absorbed	(0.85	%)+	(0.93%)	(0.79%)	(0.93%)	(1.07	%)+
Portfolio turnover rate	23	% ^	35%	43%	51%	70	% ^

(1)	Class I shares have been offered since August 31, 2006.
*	Amount less than $0.01
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2010		November 30,	November 30,	November 30,	November 30,
CLASS A	(Unaudited)		2009	2008	2007	2006(1)

Net asset value, beginning of period/year	$8.74		$6.53	$12.22	$9.80	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.05)		(0.07)	(0.11)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	1.05		2.28	(5.58)	2.52	(0.13)

Total from investment operations	1.00		2.21	(5.69)	2.42	(0.20)

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—
From net realized gain	—		—	—	—	—

Total distributions	—		—	—	—	—

Paid-in capital from redemption fees (Note 2)	0.00	*	0.00 *	0.00 *	0.00 *	0.00	*

Net asset value, end of period/year	$9.74		$8.74	$6.53	$12.22	$9.80

Total return without sales load.	11.44	% ^	33.84%	(46.56%)	24.69%	(2.00	%) ^
Total return with sales load.	5.64	% ^	26.85%	(49.38%)	18.18%	(7.11	%) ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period/year (millions)	$11.3		$9.6	$7.7	$13.8	$10.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.58	%+	3.32%	2.42%	3.14%	3.24	%+
After fees waived and expenses absorbed	1.50	%+	1.50%	1.50%	1.50%	1.50	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(2.13	%)+	(2.75%)	(1.97%)	(2.65%)	(2.71	%)+
After fees waived and expenses absorbed	(1.05	%)+	(0.93%)	(1.05%)	(1.01%)	(0.97	%)+
Portfolio turnover rate	11	% ^	29%	32%	52%	29	% ^

(1)	Fund commenced operations on February 1, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Financial Highlights For a capital share outstanding throughout the periods, Continued

Stephens Mid Cap Growth Fund

	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	May 31, 2010		November 30,	November 30,	November 30,	November 30,
CLASS I	(Unaudited)		2009	2008	2007	2006(1)

Net asset value, beginning of year/period	$9.63		$7.18	$13.39	$10.72	$10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss	(0.04)		(0.07)	(0.06)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	1.15		2.52	(6.15)	2.69	0.74

Total from investment operations	1.11		2.45	(6.21)	2.67	0.72

LESS DISTRIBUTIONS

From net investment income	—		—	—	—	—
From net realized gain	—		—	—	—	—

Total distributions	—		—	—	—	—

Paid-in capital from redemption fees (Note 2)	—		—	0.00*	—	—

Net asset value, end of year/period	$10.74		$9.63	$7.18	$13.39	$10.72

Total return	11.53	% ^	34.12%	(46.38%)	24.91%	7.20	% ^

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year/period (millions)	$5.9		$4.6	$4.0	$3.7	$0.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	2.33	%+	3.03%	2.19%	2.89%	3.13	%+
After fees waived and expenses absorbed	1.25	%+	1.25%	1.25%	1.25%	1.25	%+

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS

Before fees waived and expenses absorbed	(1.88	%)+	(2.46%)	(1.57%)	(2.40%)	(2.65	%)+
After fees waived and expenses absorbed	(0.80	%)+	(0.69%)	(0.63%)	(0.76%)	(0.77	%)+
Portfolio turnover rate	11	% ^	29%	32%	52%	29	% ^

(1)	Class I shares have been offered since August 31, 2006.
*	Amount less than $0.01.
^	Not annualized.
+	Annualized.

The accompanying notes are an integral part of these financial statements.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – May 31, 2010 (Unaudited)

 Note 1 – Organization

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund are series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Funds commenced operations on December 1, 2005 and February 1, 2006, respectively.

The Funds offer Class A and Class I shares. Class A shares are sold with a front-end sales charge. Class I shares have no sales charge and are offered primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations and corporations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Each Fund’s investment objective is to seek long-term capital appreciation.

 Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued using the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At May 31, 2010, the Funds did not hold fair valued securities.

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted unadjusted prices for identical instruments in active markets to which the Funds have access at the date of measurement.
Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

The following is a summary of the inputs used to value the Stephens Small Cap Growth Fund’s net assets as of May 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks∧	$76,326,690	$—	$—	$76,326,690
Short-Term Investments	2,969,431	—	—	2,969,431

Total Investments in Securities	$79,296,121	$—	$—	$79,296,121

The following is a summary of the inputs used to value the Stephens Mid Cap Growth Fund’s net assets as of May 31, 2010:

	Level 1	Level 2	Level 3	Total

Common Stocks∧	$16,353,273	$—	$—	$16,353,273
Short-Term Investments	962,205	—	—	962,205

Total Investments in Securities	$17,315,478	$—	$—	$17,315,478

^	See Schedule of Investments for industry breakout.

B.	Option Writing. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.	Federal Income Taxes. Each Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after November 30 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At November 30, 2009, the Funds had capital loss carryforwards available for federal income tax purposes as follows:

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount

November 30, 2014	$30,875	November 30, 2015	$172,665
November 30, 2016	$3,791,271	November 30, 2016	$1,009,897
November 30, 2017	$2,151,182	November 30, 2017	$1,881,522

	$5,973,328		$3,064,084

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2007-2009), or expected to be taken in the Funds’ 2010 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Massachusetts State; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

F.	Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

G.	Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. Class A shares are sold with a front-end sales charge of 5.25%. Purchases greater than $25,000 into the Funds are offered at a reduced sales charge. For Class I shares, the offering and redemption price per share for each Fund is equal to each Fund’s net asset value per share. The Funds charge a 2.00% redemption fee on Class A shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Both Funds will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.	Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.	Subsequent events. In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Funds have determined that there are no subsequent events that would need to be disclosed in the Funds’ Financial Statements.

J.	New Accounting Pronouncement. In January 2010, the Financial Accounting Standards Boards (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2010, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statements disclosures.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

Note 3 –	Commitments and Other Related Party Transactions

Stephens Investment Management Group, LLC, (the “Advisor”) provides the Funds with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.75% based upon the average daily net assets of the Funds. For the six months ended May 31, 2010, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $255,874 and $61,548 in advisory fees, respectively.

The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit net annual operating expenses for the Stephens Small Cap Growth Fund Class A shares to 1.35% and Class I shares to 1.10%. The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit net annual operating expenses for the Stephens Mid Cap Growth Fund Class A shares to 1.50% and Class I shares to 1.25%. Prior to December 1, 2009 the Stephens Small Cap Growth Fund limited the total net expenses to not more than 1.50% of average daily net assets for Class A shares and not more than 1.25% of average daily net assets for Class I shares. The Advisor’s contract term is indefinite and may be terminated only by the Board of Trustees. For the six months ended May 31, 2010, the Advisor waived fees of $84,596, and $88,618 for the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund, respectively.

The Advisor is permitted to seek reimbursement from the Funds, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At May 31, 2010, the remaining unreimbursed amounts paid and/or waived by the Advisor on behalf of the Funds that may be recouped are shown in the table below. The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Stephens Small Cap Growth Fund		Stephens Mid Cap Growth Fund
Year of Expiration	Amount	Year of Expiration	Amount

November 30, 2010	$79,636	November 30, 2010	$179,613
November 30, 2011	$79,306	November 30, 2011	$170,361
November 30, 2012	$173,326	November 30, 2012	$233,862
November 30, 2013	$84,596	November 30, 2013	$88,618

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

Each Fund must pay current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Funds’ expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Minimum	$40,000
Under $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the six months ended May 31, 2010, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund incurred $39,103 and $19,945 in administration fees, respectively. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator. For the six months ended May 31, 2010, the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund were each allocated $3,740 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of Fund shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Funds. Both the Distributor and Custodian are affiliates of the Administrator.

The Funds have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A shares. The Plan provides that the Funds may pay a fee to the Distributor at an annual rate of 0.25% of the average daily net assets of Class A shares. No distribution or shareholder servicing fees are paid by Class I shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the six months ended May 31, 2010, Stephens, Inc. an affiliate of Stephens Investment Management Group, LLC, received distribution fees of $18,269 from the Stephens Small Cap Growth Fund Class A, and distribution fees of $7,860 from the Stephens Mid Cap Growth Fund Class A. For the six months ended May 31, 2010, Stephens, Inc., also received sales

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

commissions of $2,996 from the Stephens Small Cap Growth Fund and $10,422 from the Stephens Mid Cap Growth Fund.

Note 4 –	Purchases and Sales of Securities

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Stephens Small Cap Growth Fund for the six months ended May 31, 2010, were $30,328,964 and $14,883,644, respectively and for the Stephens Mid Cap Growth Fund for the six months ended May 31, 2010, were $2,517,045 and $1,696,157, respectively.

There were no purchases or sales of long-term U.S. Government securities for the six months ended May 31, 2010.

The cost basis of investments for federal income tax purposes at May 31, 2010 was as follows:

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

Cost of investments(a)	$69,531,438	$15,969,722

Gross unrealized appreciation	12,855,909	2,591,119
Gross unrealized depreciation	(3,091,225)	(1,245,363)

Net tax unrealized appreciation	$9,764,684	$1,345,756

(a)	The difference between the basis of investments for federal income purposes from their cost for financial reporting purposes was primarily due to wash sales deferred for income tax purposes.

Note 5 –	Distributions to Shareholders

For the six months ended May 31, 2010 and the year ended November 30, 2009 there were no distributions by the Funds.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Notes to Financial Statements – as of May 31, 2010 (Unaudited), Continued

As of November 30, 2009, the components of accumulated earnings/(losses) on a tax basis were as follows:

	Stephens Small Cap	Stephens Mid Cap
	Growth Fund	Growth Fund

Net unrealized appreciation (depreciation)	$5,169,813	$(406,080)

Undistributed ordinary income	$—	—
Undistributed long-term capital gain	—	—

Total distributable earnings	$—	$—

Other accumulated loss	$(5,973,328)	$(3,064,084)

Total accumulated loss	$(803,515)	$(3,470,164)

Note 6 –	Credit Facility

U.S. Bank, N.A. (the “Bank”) has made available to the Funds a credit facility to be used for temporary or extraordinary purposes. During the six months ended May 31, 2010, the Stephens Small Cap Growth Fund did draw on the line of credit two times and there was no loan payable balance for the Fund at May 31, 2010. For the six months ended May 31, 2010 the average interest rate on the outstanding balance was 3.25% and the interest expense was $176. For the six months ended May 31, 2010, Stephens Mid Cap Growth Fund did not draw on the line of credit and there was no loan payable balance for the Fund at May 31, 2010.

WWW.STEPHENSFUNDS.COM

Stephens Funds®

Information About Proxy Voting (Unaudited)

A description of the policies and procedures that the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund voted proxies relating to portfolio securities during the most recent period ending June 30 is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Information About The Portfolio Holdngs (Unaudited)

The Stephens Small Cap Growth Fund and the Stephens Mid Cap Growth Fund file their complete schedule of portfolio holdings for their first and third quarters with the SEC on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling (866) 735-7464. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

Information About Householding (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) 735-7464 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

WWW.STEPHENSFUNDS.COM

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Semi-Annual Report

INVESTMENT ADVISOR

Stephens Investment Management Group, LLC
111 Center Street
Little Rock, Arkansas 72201

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103-3638

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York 10022

CUSTODIAN

U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Stephens Funds®	Ticker	CUSIP
Stephens Small Cap Growth Fund - Class A	STSGX	742935422
Stephens Small Cap Growth Fund - Class I	STSIX	742935380
Stephens Mid Cap Growth Fund - Class A	STMGX	742935414
Stephens Mid Cap Growth Fund - Class I	SFMIX	742935372

TRANSFER AGENT, FUND ACCOUNTANT AND FUND ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

DISTRIBUTOR

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for the shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Mutual fund investing involves risk. Principal loss is possible.

Stephens
Investment Management Group

stephensimg.com

FOR ADDITIONAL INFORMATION CONTACT YOUR INVESTMENT ADVISOR OR VISIT STEPHENSFUNDS.COM

Item 2. Code of Ethics.
Not applicable for semi-annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semi-annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable for semi-annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.
(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.
(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Professionally Managed Portfolios

By (Signature and Title)*	/s/ Robert M. Slotky

Robert M. Slotky, President

Date 8/4/2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert M. Slotky

Robert M. Slotky, President

Date	8/4/2010

By (Signature and Title)*		/s/ Patrick J. Rudnick

Patrick J. Rudnick, Treasurer

Date	8/5/2010

*	Print the name and title of each signing officer under his or her signature.